Share Capital (Details) - Schedule of share purchase warrants outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants | shares	7,494,506
Warrants Outstanding, Weighted average Reimaining Life	1 year 1 month 13 days
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 4.43
$1.59 - 1.80 [Member]
Share Capital (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants | shares	1,360,028
Warrants Outstanding, Weighted average Reimaining Life	1 month 20 days
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 1.81
$2.22 - 3.90 1 [Member]
Share Capital (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants | shares	2,515,197	[1]
Warrants Outstanding, Weighted average Reimaining Life	4 months 20 days	[1]
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 3.84	[1]
$4.59 - 6.00 [Member]
Share Capital (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants | shares	3,619,281
Warrants Outstanding, Weighted average Reimaining Life	7 months 2 days
Warrants Outstanding, Weighted average exercise price | $ / shares	$ 5.86

[1]	Includes power warrants exercisable into one share and one-half warrant. Each whole warrant is exercisable at $3.90 for 36 months.